FDIC loss share asset and true up payment obligation (Tables)	12 Months Ended
Dec. 31, 2013
FDIC Indemnification Asset Roll Forward [Table Text Block]
	Year ended December 31,
(In thousands)	2013	2012	2011
Balance at beginning of year	$1,399,098	$1,915,128	$2,410,219
Amortization of loss share indemnification asset	(161,635)	(129,676)	(10,855)
Credit impairment losses to be covered under loss sharing agreements	60,454	58,187	110,457
Reimbursable expenses	50,985	30,771	5,093
Decrease due to reciprocal accounting on amortization of contingent liability
on unfunded commitments	(473)	(969)	(33,221)
Net payments to (from) FDIC under loss sharing agreements	(396,223)	(462,016)	(561,111)
Other adjustments attributable to FDIC loss sharing agreements	(3,598)	(12,327)	(5,454)
Balance at end of period	$948,608	$1,399,098	$1,915,128

	Year ended December 31,
(In thousands)	2013	2012	2011
Balance at beginning of year	$1,399,098	$1,915,128	$2,410,219
Amortization of loss share indemnification asset	(161,635)	(129,676)	(10,855)
Credit impairment losses to be covered under loss sharing agreements	60,454	58,187	110,457
Reimbursable expenses	50,985	30,771	5,093
Decrease due to reciprocal accounting on amortization of contingent liability
on unfunded commitments	(473)	(969)	(33,221)
Net payments to (from) FDIC under loss sharing agreements	(396,223)	(462,016)	(561,111)
Other adjustments attributable to FDIC loss sharing agreements	(3,598)	(12,327)	(5,454)
Balance at end of period	$948,608	$1,399,098	$1,915,128

Federal Deposit Insurance Corporation [Member]
Weighted Average Life Of Loan Subject To F D I C Agreement [Table Text Block]
	Years ended
	December 31, 2013		December 31, 2012
Commercial	6.43	years	7.40	years
Consumer	3.13		2.91
Construction	1.30		2.72
Mortgage	6.91		6.97

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
(In thousands)	December 31, 2013	December 31, 2012
Carrying amount (fair value)	$127,513	$111,519
Undiscounted amount	$185,372	$178,522